Organization and Principal Activities (Details) $ / shares in Units, $ / shares in Units, $ in Millions	Jan. 26, 2024 USD ($) $ / shares shares	Mar. 01, 2023 HKD ($)	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Dec. 11, 2019	Dec. 09, 2019	Nov. 21, 2019
Organization and Principal Activities [Line Items]
Equity interest		10.00%
Investments at a consideration (in Dollars) | $		$ 1,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01	$ 0.01
SU Investment [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		100.00%					100.00%
Shine Union [Member]
Organization and Principal Activities [Line Items]
Ownership percentage					100.00%
Fortune Jet [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						90.00%
IPO [Member]
Organization and Principal Activities [Line Items]
Share issued of IPO (in Shares) | shares	1,250,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 4
Deferred underwriting commissions (in Dollars) | $	$ 3.0